Shareholder Report	6 Months Ended
Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Prudential Investment Portfolios, Inc. 14
Entity Central Index Key	0000717819
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
PGIM Floating Rate Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	PGIM Floating Rate Income Fund
Class Name	Class A
Trading Symbol	FRFAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class A shares of PGIM Floating Rate Income Fund (the “Fund”) for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
.
You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Floating Rate Income Fund—Class A	$51	0.99%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.99%
Net Assets	$ 2,074,190,873
Holdings Count | Holding	449
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?
Fund’s net assets	$ 2,074,190,873
Number of fund holdings	449
Portfolio turnover rate for the period	46%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Credit Quality expressed as a percentage of total investments as of 8/31/2024 (%)
AAA	1.8
AA	20.6
A	3.5
BBB	13.2
BB	20.9
B	34.7
CCC	3.9
CC	0.1
Not Rated	4.6
Cash/Cash Equivalents	(3.3)
Total	100.0

PGIM Floating Rate Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	PGIM Floating Rate Income Fund
Class Name	Class C
Trading Symbol	FRFCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class C shares of PGIM Floating Rate Income Fund (the “Fund”) for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
.
You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Floating Rate Income Fund—Class C	$89	1.74%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.74%
Net Assets	$ 2,074,190,873
Holdings Count | Holding	449
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?
Fund’s net assets	$ 2,074,190,873
Number of fund holdings	449
Portfolio turnover rate for the period	46%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Credit Quality expressed as a percentage of total investments as of 8/31/2024 (%)
AAA	1.8
AA	20.6
A	3.5
BBB	13.2
BB	20.9
B	34.7
CCC	3.9
CC	0.1
Not Rated	4.6
Cash/Cash Equivalents	(3.3)
Total	100.0

PGIM Floating Rate Income Fund - Class Z
Shareholder Report [Line Items]
Fund Name	PGIM Floating Rate Income Fund
Class Name	Class Z
Trading Symbol	FRFZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class Z shares of PGIM Floating Rate Income Fund (the “Fund”) for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
.
You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Floating Rate Income Fund—Class Z	$38	0.74%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.74%
Net Assets	$ 2,074,190,873
Holdings Count | Holding	449
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?
Fund’s net assets	$ 2,074,190,873
Number of fund holdings	449
Portfolio turnover rate for the period	46%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Credit Quality expressed as a percentage of total investments as of 8/31/2024 (%)
AAA	1.8
AA	20.6
A	3.5
BBB	13.2
BB	20.9
B	34.7
CCC	3.9
CC	0.1
Not Rated	4.6
Cash/Cash Equivalents	(3.3)
Total	100.0

PGIM Floating Rate Income Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Floating Rate Income Fund
Class Name	Class R6
Trading Symbol	PFRIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R6 shares of PGIM Floating Rate Income Fund (the “Fund”) for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
.
You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Floating Rate Income Fund—Class R6	$36	0.69%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.69%
Net Assets	$ 2,074,190,873
Holdings Count | Holding	449
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?
Fund’s net assets	$ 2,074,190,873
Number of fund holdings	449
Portfolio turnover rate for the period	46%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Credit Quality expressed as a percentage of total investments as of 8/31/2024 (%)
AAA	1.8
AA	20.6
A	3.5
BBB	13.2
BB	20.9
B	34.7
CCC	3.9
CC	0.1
Not Rated	4.6
Cash/Cash Equivalents	(3.3)
Total	100.0

PGIM Government Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	PGIM Government Income Fund
Class Name	Class A
Trading Symbol	PGVAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class A shares of PGIM Government Income Fund (the “Fund”) for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
.
You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Government Income Fund—Class A	$53	1.02%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.02%
Net Assets	$ 277,386,734
Holdings Count | Holding	360
Investment Company, Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?
Fund’s net assets	$ 277,386,734
Number of fund holdings	360
Portfolio turnover rate for the period	52%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Credit Quality expressed as a percentage of total investments as of 8/31/2024 (%)
AAA	97.2
Not Rated	0.1
Cash/Cash Equivalents	2.7
Total	100.0

PGIM Government Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	PGIM Government Income Fund
Class Name	Class C
Trading Symbol	PRICX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class C shares of PGIM Government Income Fund (the “Fund”) for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
.
You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Government Income Fund—Class C	$108	2.10%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	2.10%
Net Assets	$ 277,386,734
Holdings Count | Holding	360
Investment Company, Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?
Fund’s net assets	$ 277,386,734
Number of fund holdings	360
Portfolio turnover rate for the period	52%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Credit Quality expressed as a percentage of total investments as of 8/31/2024 (%)
AAA	97.2
Not Rated	0.1
Cash/Cash Equivalents	2.7
Total	100.0

PGIM Government Income Fund - Class R
Shareholder Report [Line Items]
Fund Name	PGIM Government Income Fund
Class Name	Class R
Trading Symbol	JDRVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R shares of PGIM Government Income Fund (the “Fund”) for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
.
You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Government Income Fund—Class R	$64	1.25%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.25%
Net Assets	$ 277,386,734
Holdings Count | Holding	360
Investment Company, Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?
Fund’s net assets	$ 277,386,734
Number of fund holdings	360
Portfolio turnover rate for the period	52%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Credit Quality expressed as a percentage of total investments as of 8/31/2024 (%)
AAA	97.2
Not Rated	0.1
Cash/Cash Equivalents	2.7
Total	100.0

PGIM Government Income Fund - Class Z
Shareholder Report [Line Items]
Fund Name	PGIM Government Income Fund
Class Name	Class Z
Trading Symbol	PGVZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class Z shares of PGIM Government Income Fund (the “Fund”) for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
.
You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Government Income Fund—Class Z	$25	0.48%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.48%
Net Assets	$ 277,386,734
Holdings Count | Holding	360
Investment Company, Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?
Fund’s net assets	$ 277,386,734
Number of fund holdings	360
Portfolio turnover rate for the period	52%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Credit Quality expressed as a percentage of total investments as of 8/31/2024 (%)
AAA	97.2
Not Rated	0.1
Cash/Cash Equivalents	2.7
Total	100.0

PGIM Government Income Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Government Income Fund
Class Name	Class R6
Trading Symbol	PGIQX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R6 shares of PGIM Government Income Fund (the “Fund”) for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
.
You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Government Income Fund—Class R6	$24	0.47%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%
Net Assets	$ 277,386,734
Holdings Count | Holding	360
Investment Company, Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?
Fund’s net assets	$ 277,386,734
Number of fund holdings	360
Portfolio turnover rate for the period	52%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Credit Quality expressed as a percentage of total investments as of 8/31/2024 (%)
AAA	97.2
Not Rated	0.1
Cash/Cash Equivalents	2.7
Total	100.0